Operating profit (Tables)	12 Months Ended
Dec. 31, 2022
Operating Profit [Line Items]
Summary of Information About Profit Loss

The following items have been included in operating profit:	2022 £m	2021 (1) £m	2020 (1) £m

Employee costs (Note 9)	7,693	7,680	8,555

Advertising	735	433	361

Distribution costs	192	169	176

Depreciation of property, plant and equipment	885	855	822

Impairment of property, plant and equipment, net of reversals	70	87	424

Depreciation of right of use assets	176	179	182

Impairment of right of use assets	40	5	2

Amortisation of intangible assets	1,086	1,088	1,046

Impairment of intangible assets, net of reversals	365	435	230

Impairment of intangible assets held for sale, net of reversals	–	1	–

Impairment of goodwill allocated to a disposal group, net of reversals	–	–	2

Net foreign exchange (gains)/losses	11	(4)	99

Inventories:

Cost of inventories included in cost of sales	6,137	5,885	5,934

Write-down of inventories	687	800	607

Reversal of prior year write-down of inventories	(483)	(325)	(250)

Short-term lease charge	6	7	11

Low-value lease charge	2	3	5

Variable lease payments	9	10	11

Fees payable to the company’s auditor and its associates in relation to the Group (see below)	26.9	31.7	29.9

Summary of Auditors Remuneration

Fees payable to the company’s auditor and its associates:	2022 £m	2021 £m	2020 £m
Audit of parent company and consolidated financial statements including attestation under s.404 of Sarbanes-Oxley Act 2002	10.9	13.2	13.8

Audit of the company’s subsidiaries	9.7	14.5	14.5

Total audit services	20.6	27.7	28.3

Audit-related and other assurance services	6.3	4.0	1.6

Total audit services, audit-related and other assurance services	26.9	31.7	29.9

Pension schemes [member]
Operating Profit [Line Items]
Summary of Auditors Remuneration	In addition to the above, fees paid to the auditor in respect of the GSK pension schemes were:

	2022 £m	2021 £m	2020 £m

Audit	0.2	0.2	0.2